SHAREHOLDERS' EQUITY - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	€ 71,632	€ 50,054
Balance	56,922	71,632
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(3,973)	(3,377)
Net current-period other comprehensive income (loss)	(478)	(596)
Balance	(4,451)	(3,973)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	144	(212)
Net current-period other comprehensive income (loss)	(180)	355
Balance	(37)	144
Other comprehensive income (loss)
Balance	(3,829)	(3,589)
Net current-period other comprehensive income (loss)	(658)	(240)
Balance	€ (4,487)	€ (3,829)